Main Events (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Mani Eventstext Block Abstract
Schedule of estimated fair value of the assets and liabilities
Jaborandi Agrícola
Current assets
Cash and cash equivalents	52,302
Trade accounts payable	34,370
Inventories	53,404
Biological assets	53,646
Related-party transactions	1,499
Recoverable taxes and other credits	823
196,044
Noncurrent assets
Restricted securities	9,802
Recoverable taxes	239
Investment properties	24,019
Judicial deposits	242
Property, plant and equipment	59,345
Intangible assets	177
Right-of-use assets	43,977
Total assets	333,845

Current liabilities
Trade accounts payable	6,215
Loans, financing and debentures	46,983
Labor charges	1,936
Taxes payable	7,351
Leases payable	9,376
Advances from clients	55
71,916
Noncurrent liabilities
Loans, financing and debentures	33,684
Deferred taxes	3,323
Leases payable	148,908
Provision for contingencies	742
Total liabilities	258,573

Total net assets acquired	75,272

Schedule of generated an additional obligation
1/31/2021

Consideration paid in cash	160,399
Price adjustment	5,365
Total consideration transferred	165,764
Net assets acquired	(154,733)
Difference recorded in equity	11,031

Schedule of the assets and liabilities
Current assets	Acres	Ombú	Yuchán	Yatay	Intercompany Eliminations	Total
Cash and cash equivalents	1,226	234	30	27	-	1,517
Trade accounts receivable	7,746	1,096	1,093	559	-	10,494
Inventories	1,734	1,016	844	35	-	3,629
Biological assets	10,416	4,525	3,292	-	-	18,233
Related-party transactions	2,757	43,935	88	66,369	(113,149)	-
Recoverable taxes and other credits	1,048	406	1,665	843	-	3,962
	24,927	51,212	7,012	67,833	(113,149)	37,835
Noncurrent assets
Investment properties	69,807	38,166	28,044	-	-	136,017
Property, plant and equipment	4,431	178	2,427	3	-	7,039
	74,238	38,344	30,471	3	-	143,056
Total assets	99,165	89,556	37,483	67,836	(113,149)	180,891

Current liabilities
Trade accounts and other payables	4,958	2,930	928	115	-	8,931
Labor obligations	56	24	22	1	-	103
Taxes payable	901	2,114	1,647	57	-	4,719
Related-party transactions	38,211	54,790	26,107	2,295	(113,149)	8,254
Advances from clients	3,443	1	-	-	-	3,444
	47,569	59,859	28,704	2,468	(113,149)	25,451
Noncurrent liabilities
Trade accounts and other payables	250	-	457	-	-	707
	250	-	457	-	-	707
Total liabilities	47,819	59,859	29,161	2,468	(113,149)	26,158

Total net assets acquired	51,346	29,697	8,322	65,368	-	154,733

Schedule of the companies acquired in the period from the acquisition
	Acres	Ombú	Yuchán	Yatay	Total
Net income	11,458	5,072	828	-	17,358
Net loss for the year	(3,195)	(2,705)	(2,370)	(382)	(8,652)

	Acres	Ombú	Yuchán	Yatay	Total
Net income	30,736	14,514	3,721	22	48,993
(Loss) net income for the year	(1,207)	(1,402)	(3,869)	753	(5,725)

Schedule of the number of shares and warrants to be issued to the shareholders
Initial Exchange Ratio
Unrestricted shares	4,402,404
Shares with sale restriction	812,981
Shares issued and delivered (i)	5,215,385

Agrifirma warrants (ii)	654,487
5,869,872

(i)	Based on preliminary book values as of June 30, 2019 of Agrifirma, the capital stock of BrasilAgro was increased by R$115,587, from R$584,224 to R$699,811, with the issuance of 5,215,385 new common shares of the BrasilAgro, which were subscribed for and paid up by the shareholders of Agrifirma, and

(ii)	Issuance of the Agrifirma Warrants on behalf of one of the selling shareholders, entitling it to subscribe, anytime until January 22, 2022, to up to 654,487 new common shares of the BrasilAgro, with an exercise price of R$0.01 per share.

Schedule of the final exchange ratio in the merger agreement
	Initial Exchange Ratio	Adjustment to exchange ratio	Final Exchange Ratio
Unrestricted shares	4,402,404	(357,750)	4,044,654
Shares with sale restriction	812,981	(66,065)	746,916
Total shares (i)	5,215,385	(423,815)	4,791,570
Warrants	654,487	(53,185)	601,302
	5,869,872	(477,000)	5,392,872

(i)	The adjustment in the exchange refers to the 423,815 shares, that the former shareholders of Agrifirma Holding will have to return. The share return process was completed on October 26, 2020.

Schedule of the final exchange ratio agreed after considering the adjustments
	Final Exchange Ratio	Adjustments for indemnifications	Final Exchange Ratio adjusted by indemnifications
Unrestricted shares	4,044,654	-	4,044,654
Shares with sale restriction	746,916	(109,291)	637,625
Total shares	4,791,570	(109,291)	4,682,279
Warrants	601,302	(87,985)	513,317
	5,392,872	(197,276)	5,195,596

Schedule of the estimated fair value of identifiable assets and liabilities
Assets	January 27, 2020
Cash and cash equivalents	1,071
Trade accounts receivable	3,313
Inventories	1,461
Biological assets	4,883
Recoverable taxes and contributions	3,012
Non-current assets held for sale	23,842
Related parties	36
Other credits	6,025
43,643

Other credits	15,986
Investment properties	197,711
Property, plant and equipment	23,541
237,238
Total assets	280,881
Liabilities
Trade accounts payables	792
Loans and financing	123,862
Payable income tax and social contribution	19
Taxes payable	646
Labor charges	2,894
Other accounts payable	15,590
143,803

Provision for contingencies	60
Other accounts payable	3,206
Deferred tax liabilities	27,763
Total liabilities	31,029

Total net assets at fair value	106,049
Goodwill (a)	47
Total consideration	106,096

a)	Goodwill is attributed to the profitability expected from synergy gains and economies of scale in the agricultural operations and from the creation of real estate value in undeveloped areas. It is not expected that goodwill will be deductible for tax purposes.

Schedule of the fair value of the consideration transferred
	Number of shares issued / to be issued	Brasilagro’s share market price as of January 27, 2020	Total consideration transferred
Unrestricted shares	4,044,654	-	115,587
Capital reserve	-	-	(33,566)
Unrestricted shares	4,044,654	20.28	82,021

Shares with sale restriction	637,625	20.28	12,930
Agrifirma Warrants (a)	513,317	20.27	10,405
Agrifirma Warrant Dividends (b)	-	-	740
Estimated consideration at fair value	5,195,596		106,096

a)	Unrestricted and restricted shares: the fair value of the restricted and unrestricted shares, was calculated considering BrasilAgro’s quoted market share price on the B3 (Agro3) as of January 27, 2020.

b)	Agrifirma Warrants: the fair value was measured based on BrasilAgro´s quoted share market price on the B3 as of January 27, 2020, adjusted by the exercise price of R$0.01 per warrant.

c)	Agrifirma Warrant Dividends: the fair value of Agrifirma Warrant Dividends, was based on the average dividend yield of the last four years and BrasilAgro’s quoted share market price on the B3 as of January 27, 2020, discounted to present value.

Schedule of the Agrifirma Group consolidated by BrasilAgro
1/27/2020 to 6/30/2020
Net revenue	19,194
Net income for the period	1

Schedule of the net revenue and loss
7/1/2020 to 6/30/2020
Net income	27,949
Loss for the year	(64,305)